Schedule of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($)		Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Cash and cash equivalents		$ 8,706,000	$ 7,619,000		$ 532,229
Restricted cash	[1]	50,000
Cash, cash equivalents, and restricted cash as shown in the consolidated statements of cash flows		$ 8,756,000	7,619,000	$ 9,912,000	532,229	$ 314,846
Agex Therapeutics Inc [Member]
Restructuring Cost and Reserve [Line Items]
Cash and cash equivalents			345,000		645,000
Restricted cash	[2]		50,000		50,000
Cash, cash equivalents, and restricted cash as shown in the consolidated statements of cash flows			$ 395,000		$ 695,000	$ 634,000

[1]	Restricted cash entirely represents the deposit required to maintain the Company’s corporate credit card program.
[2]	Restricted cash entirely represents the deposit required to maintain AgeX’s corporate credit card program.